Restructuring Reserve - Schedule of Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring And Related Activities [Abstract]
Supplier termination expense	$ 1	$ 2
Other expenditures	2	2
Severance liabilities	2	2
Total	$ 5	$ 6	$ 11